3. INVESTMENT SECURITIES (Details 3) - Integer	Dec. 31, 2016	Dec. 31, 2015
Number of investment securities in an unrealized loss position	78	39
U.S. Agency obligations
Number of investment securities in an unrealized loss position	5	3
Collateralized mortgage obligations
Number of investment securities in an unrealized loss position	6	7
Mortgage-backed securities
Number of investment securities in an unrealized loss position	13	6
Municipal Bonds
Number of investment securities in an unrealized loss position	53	22
Other
Number of investment securities in an unrealized loss position	1	1